                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co.
            ------------------------------------------
Address:    210 Baronne Street, Suite 808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    Partner
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG              New Orleans, LA                    8/10/03
---------------------  --------------------------------------   ---------------
[Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------      -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                  100
                                              --------------

Form 13F Information Table Value Total:      $       489,773
                                              --------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                            St. Denis J. Villere Co.
                                    FORM 13F
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

SCP POOL CORP         COM          784028 10 2  51,438    1,848,962   Sh             OTHER                          1,848,962
GARMIN LTD            ORD          G37260 10 9  28,099      670,950   Sh             OTHER                            670,950
COOPER COS INC        COM NEW      216648 40 2  22,374      549,060   Sh             OTHER                            549,060
ADVANCEPCS            COM          00790K 10 9  21,657      475,250   Sh             OTHER                            475,250
HENRY JACK & ASSOC
INC                   COM          426281 10 1  21,180    1,217,960   Sh             OTHER                          1,217,960
LABONE INC NEW        COM          50540L 10 5  20,757      889,700   Sh             OTHER                            889,700
O CHARLEYS INC        COM          670823 10 3  17,613    1,187,735   Sh             OTHER                          1,187,735
KANSAS CITY
SOUTHERN              COM NEW      485170 30 2  17,288    1,561,720   Sh             OTHER                          1,561,720
EPIQ SYS INC          COM          26882D 10 9  17,113    1,009,000   Sh             OTHER                          1,009,000
STONE ENERGY CORP     COM          861642 10 6  16,378      464,240   Sh             OTHER                            464,240
LUMINEX CORP DEL      COM          55027E 10 2  16,263    2,409,948   Sh             OTHER                          2,409,948
CERNER CORP           COM          156782 10 4  16,193      524,550   Sh             OTHER                            524,550
PETROLEUM
HELICOPTERS INC       COM NON VTG  716604 20 2  13,383      454,931   Sh             OTHER                            454,931
WELLS FARGO & CO
NEW                   COM          949746 10 1  13,089      254,165   Sh             OTHER                            254,165
FIRST ST
BANCORPORATION        COM          336453 10 5  12,153      410,450   Sh             OTHER                            410,450
IRWIN FINL CORP       COM          464119 10 6  12,143      499,700   Sh             OTHER                            499,700
3-D SYS CORP DEL      COM NEW      88554D 20 5  11,909    1,367,281   Sh             OTHER                          1,367,281
YELLOW CORP           COM          985509 10 8  11,757      393,500   Sh             OTHER                            393,500
GULF ISLAND
FABRICATION INC       COM          402307 10 2  10,487      697,237   Sh             OTHER                            697,237
STEWART
ENTERPRISES INC       CL A         860370 10 5  10,030    2,639,468   Sh             OTHER                          2,639,468
PFIZER INC            COM          717081 10 3   9,531      313,717   Sh             OTHER                            313,717
AMERICAN ITALIAN
PASTA CO              CL A         027070 10 1   9,365      242,050   Sh             OTHER                            242,050
SOUTHWEST BANCORP
INC OKLA              COM          844767 10 3   8,583      509,400   Sh             OTHER                            509,400
BLOCK H & R INC       COM          093671 10 5   5,467      126,700   Sh             OTHER                            126,700
RIVIANA FOODS INC     COM          769536 10 3   5,326      187,524   Sh             OTHER                            187,524
PETROLEUM
HELICOPTERS INC       COM VTG      716604 10 3   4,638      159,600   Sh             OTHER                            159,600
WHITNEY HLDG CORP     COM          966612 10 3   4,628      136,107   Sh             OTHER                            136,107
AMERICAN VANGUARD
CORP                  COM          030371 10 8   4,548      181,900   Sh             OTHER                            181,900
LEGGETT & PLATT
INC                   COM          524660 10 7   4,465      206,406   Sh             OTHER                            206,406
TIDEWATER INC         COM          886423 10 2   4,226      149,332   Sh             OTHER                            149,332
EXXON MOBIL CORP      COM          30231G 10 2   3,911      106,845   Sh             OTHER                            106,845
US BANCORP DEL        COM NEW      902973 30 4   3,322      138,480   Sh             OTHER                            138,480
INSITUFORM
TECHNOLOGIES INC      CL A         457667 10 3   3,204      180,400   Sh             OTHER                            180,400
O'REILLY
AUTOMOTIVE INC        COM          686091 10 9   2,925       79,550   Sh             OTHER                             79,550
BANK OF AMERICA
CORPORATION           COM          060505 10 4   2,692       34,490   Sh             OTHER                             34,490
BANK ONE CORP         COM          06423A 10 3   2,607       67,463   Sh             OTHER                             67,463
CABOT CORP            COM          127055 10 1   2,600       91,200   Sh             OTHER                             91,200
ST PAUL COS INC       COM          792860 10 8   2,407       65,010   Sh             OTHER                             65,010
DST SYS INC DEL       COM          233326 10 7   2,320       61,700   Sh             OTHER                             61,700
AMERICAN INTL
GROUP INC             COM          026874 10 7   2,078       36,007   Sh             OTHER                             36,007
GENERAL ELEC CO       COM          369604 10 3   1,938       65,017   Sh             OTHER                             65,017
MERCK & CO INC        COM          589331 10 7   1,816       35,880   Sh             OTHER                             35,880

                            St. Denis J. Villere Co.
                                    FORM 13F
                               September 30, 2003

AMSOUTH
BANCORPORATION        COM          032165 10 2   1,810       85,307   Sh             OTHER                             85,307
KEYCORP NEW           COM          493267 10 8   1,731       67,685   Sh             OTHER                             67,685
SCHLUMBERGER LTD      COM          806857 10 8   1,464       30,254   Sh             OTHER                             30,254
SCOTTS CO             CL A         810186 10 6   1,389       25,400   Sh             OTHER                             25,400
CITIGROUP INC         COM          172967 10 1   1,337       29,375   Sh             OTHER                             29,375
FEDERAL NATL MTG
ASSN                  COM          313586 10 9   1,327       18,902   Sh             OTHER                             18,902
HANCOCK HLDG CO       PFD CONV
                      A 8%         410120 20 8   1,269       38,077   Sh             OTHER                             38,077
CISCO SYS INC         COM          17275R 10 2   1,175       60,151   Sh             OTHER                             60,151
QUICKSILVER
RESOURCES INC         COM          74837R 10 4   1,129       46,200   Sh             OTHER                             46,200
COLGATE PALMOLIVE
CO                    COM          194162 10 3   1,128       20,185   Sh             OTHER                             20,185
BRISTOL MYERS
SQUIBB CO             COM          110122 10 8   1,073       41,802   Sh             OTHER                             41,802
VIACOM INC            CL B         925524 30 8   1,032       26,953   Sh             OTHER                             26,953
DISNEY WALT CO        COM DISNEY   254687 10 6   1,020       50,550   Sh             OTHER                             50,550
HOME DEPOT INC        COM          437076 10 2     953       29,918   Sh             OTHER                             29,918
BELLSOUTH CORP        COM          079860 10 2     937       39,588   Sh             OTHER                             39,588
UNION PLANTERS
CORP                  COM          908068 10 9     930       29,396   Sh             OTHER                             29,396
OFFSHORE
LOGISTICS INC         COM          676255 10 2     918       45,200   Sh             OTHER                             45,200
JANUS CAP GROUP
INC                   COM          47102X 10 5     675       48,350   Sh             OTHER                             48,350
BP PLC                SPONSORED
                      ADR          055622 10 4     662       15,733   Sh             OTHER                             15,733
MCDONALDS CORP        COM          580135 10 1     657       27,900   Sh             OTHER                             27,900
WAL MART STORES
INC                   COM          931142 10 3     645       11,540   Sh             OTHER                             11,540
JOHNSON & JOHNSON     COM          478160 10 4     605       12,226   Sh             OTHER                             12,226
HANCOCK HLDG CO       COM          410120 10 9     597       12,104   Sh             OTHER                             12,104
PEOPLES FINL CORP
MISS                  COM          71103B 10 2     590       35,200   Sh             OTHER                             35,200
MORGAN STANLEY        COM NEW      617446 44 8     540       10,704   Sh             OTHER                             10,704
CHEVRONTEXACO CORP    COM          166764 10 0     510        7,141   Sh             OTHER                              7,141
REMINGTON OIL &
GAS CORP              COM          759594 30 2     485       26,700   Sh             OTHER                             26,700
ALLSTATE CORP         COM          020002 10 1     480       13,132   Sh             OTHER                             13,132
GRAINGER W W INC      COM          384802 10 4     476       10,000   Sh             OTHER                             10,000
HIBERNIA CORP         CL A         428656 10 2     472       23,310   Sh             OTHER                             23,310
WACHOVIA CORP
2ND NEW               COM          929903 10 2     442       10,734   Sh             OTHER                             10,734
PEPSICO INC           COM          713448 10 8     428        9,345   Sh             OTHER                              9,345
SECURITY BANK CORP    COM          814047 10 6     413       14,000   Sh             OTHER                             14,000
PROCTER & GAMBLE
CO                    COM          742718 10 9     402        4,335   Sh             OTHER                              4,335
PRIDE INTL INC DEL    COM          74153Q 10 2     390       23,000   Sh             OTHER                             23,000
LINCARE HLDGS INC     COM          532791 10 0     365        9,948   Sh             OTHER                              9,948
ROYAL DUTCH PETE
CO                    NY REG
                      EUR.56       780257 80 4     353        7,976   Sh             OTHER                              7,976
SEARS ROEBUCK & CO    COM          812387 10 8     350        8,000   Sh             OTHER                              8,000
WYETH                 COM          983024 10 0     350        7,582   Sh             OTHER                              7,582
MICROSOFT CORP        COM          594918 10 4     346       12,442   Sh             OTHER                             12,442
FIRST DATA CORP       COM          319963 10 4     343        8,596   Sh             OTHER                              8,596
AOL TIME WARNER
INC                   COM          00184A 10 5     330       21,850   Sh             OTHER                             21,850
VERIZON
COMMUNICATIONS        COM          92343V 10 4     312        9,607   Sh             OTHER                              9,607
MERRILL LYNCH &
CO INC                COM          590188 10 8     294        5,500   Sh             OTHER                              5,500
DEVELOPERS
DIVERSIFIED RLTY      COM          251591 10 3     275        9,200   Sh             OTHER                              9,200
WAYPOINT FINL CORP    COM          946756 10 3     273       13,650   Sh             OTHER                             13,650

                            St. Denis J. Villere Co.
                                    FORM 13F
                               September 30, 2003

SCHERING PLOUGH
CORP                  COM          806605 10 1     244       16,000   Sh             OTHER                             16,000
ALTRIA GROUP INC      COM          02209S 10 3     239        5,447   Sh             OTHER                              5,447
EMERSON ELECTRIC
CO                    COM          291011 10 4     226        4,300   Sh             OTHER                              4,300
MELLON FINL CORP      COM          58551A 10 8     224        7,436   Sh             OTHER                              7,436
INTEL CORP            COM          458140 10 0     218        7,908   Sh             OTHER                              7,908
KIMBERLY CLARK
CORP                  COM          494368 10 3     200        3,900   Sh             OTHER                              3,900
TJX COS INC NEW       COM          872540 10 9     199       10,250   Sh             OTHER                             10,250
AMEDISYS INC          COM          023436 10 8     187       20,200   Sh             OTHER                             20,200
DILLARDS INC          CL A         254067 10 1     176       12,624   Sh             OTHER                             12,624
NEWPARK RES INC       COM PAR
                      $.01NEW      651718 50 4     141       32,700   Sh             OTHER                             32,700
ORACLE CORP           COM          68389X 10 5     126       11,272   Sh             OTHER                             11,272
RENTECH INC           COM          760112 10 2      10       15,000   Sh             OTHER                             15,000

                                               489,773